Description of Business (Information) (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of description of business [Line Items]
Proportion Of Ownership Interest In Investment	22.00%
Sinofert [Member]
Disclosure of description of business [Line Items]
Proportion Of Ownership Interest In Investment	22.00%	22.00%
Potash [Member] | Province of Saskatchewan [Member]
Disclosure of description of business [Line Items]
Number of operations	6
Nitrogen [Member] | Alberta [Member] | Production facilities [Member]
Disclosure of description of business [Line Items]
Number of plants	4
Nitrogen [Member] | Alberta [Member] | Upgrade facilities [Member]
Disclosure of description of business [Line Items]
Number of plants	3
Nitrogen [Member] | Texas [Member] | Production facilities [Member]
Disclosure of description of business [Line Items]
Number of plants	1
Nitrogen [Member] | Georgia [Member] | Production facilities [Member]
Disclosure of description of business [Line Items]
Number of plants	1
Nitrogen [Member] | Louisiana [Member] | Production facilities [Member]
Disclosure of description of business [Line Items]
Number of plants	1
Nitrogen [Member] | Ohio [Member] | Production facilities [Member]
Disclosure of description of business [Line Items]
Number of plants	1
Nitrogen [Member] | Trinidad [Member]
Disclosure of description of business [Line Items]
Number of plants	1
Nitrogen [Member] | Washington [Member] | Upgrade facilities [Member]
Disclosure of description of business [Line Items]
Number of plants	1
Nitrogen [Member] | Missouri [Member] | Upgrade facilities [Member]
Disclosure of description of business [Line Items]
Number of plants	1
Nitrogen [Member] | North America [Member] | Production facilities [Member]
Disclosure of description of business [Line Items]
Number of plants	8
Nitrogen [Member] | North America [Member] | Upgrade facilities [Member]
Disclosure of description of business [Line Items]
Number of plants	5
Phosphate [Member]
Disclosure of description of business [Line Items]
Number of mines and processing plants	2
Phosphate [Member] | Ohio [Member]
Disclosure of description of business [Line Items]
Number of plants	1
Phosphate [Member] | North Carolina [Member]
Disclosure of description of business [Line Items]
Number of mines and processing plants	1
Phosphate [Member] | Florida [Member]
Disclosure of description of business [Line Items]
Number of mines and processing plants	1